Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2013 MetaBank	Dec. 31, 2013 Maximum	Dec. 31, 2013 Private Equity Funds	May 31, 2011 Private Equity Funds Maximum
Commitments and Contingencies Disclosure [Line Items]
Rental expense under all operating leases	$ 95,700,000	$ 99,000,000	$ 97,500,000
Estimated gross settlement exposure	8,800,000
Cardholder overdraft limit						10
Advance on behalf of cardholders					1,000,000
Cardholders' overdrawn account balances	13,800,000
Cardholders' loss reserve	5,800,000
Commitment to invest								20,000,000
Percentage of ownership interests				53.00%				50.00%
Investments							6,000,000
Recognized gain on investment	$ 966,000	$ 898,000					$ 1.8